UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2010
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	04/12/2010
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK 023135106	  45,289   333,570	   x		    298,150	 35,420
American Express Co.	        COMMON STOCK 025816109	  39,351   953,740	   x		    857,490	 96,250
Apple Inc.	                COMMON STOCK 037833100	  61,664   262,401	   x		    236,378	 26,023
Automatic Data Processing, Inc.	COMMON STOCK 053015103	  46,110 1,036,880	   x		    922,080	114,800
Cerner Corp.	          	COMMON STOCK 156782104	  44,733   526,700	   x		    470,050	 56,650
Coca Cola Company		COMMON STOCK 191216100	  59,383 1,079,695	   x		    972,195	107,500
Ecolab Inc.			COMMON STOCK 278865100	  45,320 1,031,180	   x		    923,380	107,800
Fastenal Co.			COMMON STOCK 311900104	  77,863 1,622,491	   x		  1,467,091	155,400
FedEx Corp.			COMMON STOCK 31428x106	  47,464   508,175	   x		    452,080	 56,095
Google Inc.			COMMON STOCK 38259P508	  66,170   116,677	   x		    105,846	 10,831
Henry Schein Inc.		COMMON STOCK 806407102	  30,706   521,320	   x		    464,470      56,850
Intuitive Surgical		COMMON STOCK 46120E602	  21,702    62,340	   x		     57,970	  4,370
Johnson & Johnson		COMMON STOCK 478160104	  60,475   927,535	   x		    831,210	 96,325
Lowe's Co. Inc.			COMMON STOCK 548661107	  59,492 2,454,290	   x		  2,189,990	264,300
Medtronic Inc.			COMMON STOCK 585055106	  30,015   666,556	   x		    594,056	 72,500
Microsoft Corp.			COMMON STOCK 594918104	  64,943 2,217,238	   x		  2,004,343	212,895
Monsanto Co.			COMMON STOCK 61166w101	  40,180   562,591	   x		    505,741	 56,850
National Oilwell Varco, Inc.	COMMON STOCK 637071101	  64,061 1,578,630	   x		  1,439,980	138,650
Oracle Corp.			COMMON STOCK 68389x105	  70,888 2,757,210	   x		  2,494,480	262,730
Pepsico Inc.			COMMON STOCK 713448108	  44,558   673,482	   x		    603,330	 70,152
Qualcomm Inc.			COMMON STOCK 747525103	  45,236 1,078,070         x		    960,770	117,300
Red Hat Inc.			COMMON STOCK 756577102	  30,909 1,056,000	   x		    948,900	107,100
SAP AG ADR			COMMON STOCK 803054204	     419     8,700	   x		      8,700	      0
Schlumberger 			COMMON STOCK 806857108	  45,470   716,520	   x		    641,820	 74,700
Staples Inc.			COMMON STOCK 855030102	  73,964 3,159,517	   x		  2,846,047	313,470
Starbucks Corporation		COMMON STOCK 855244109	  64,278 2,648,460	   x		  2,380,660	267,800
State Street Corp.		COMMON STOCK 857477103	  64,889 1,437,515	   x		  1,291,270	146,245
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	  66,438 1,053,234	   x		    951,834	101,400
Visa Inc.			COMMON STOCK 92826c839	  85,100   934,862	   x		    844,270	 90,592
Zimmer Holdings Inc.		COMMON STOCK 98956p102	  67,625 1,142,320	   x		  1,042,120	100,200

Total						       1,564,695

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